Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Numerator:
Net income (loss)	$ 1,500	$ (3,395)	$ (12,819)	$ (4,631)
Denominator:
Weighted-average common shares outstanding		19,600	19,357	19,058
Income (Loss) per common share		$ (0.17)	$ (0.66)	$ (0.24)
Numerator:
Net income (loss)	$ 1,500	$ (3,395)	$ (12,819)	$ (4,631)
Denominator:
Dilutive effect of stock options and warrants		0	0	0
Weighted-average common shares outstanding – diluted		19,600	19,357	19,058
Diluted income (loss) per common share		$ (0.17)	$ (0.66)	$ (0.24)